Note 16 - Regulatory Restrictions	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Banking and Thrift Disclosure [Text Block]
16.	REGULATORY RESTRICTIONS

The Company is subject to the regulatory requirements of the Federal Reserve System as a bank holding company. The bank is subject to regulations of the FDIC and the State of Ohio, Division of Financial Institutions.

Cash Requirements

The Federal Reserve Bank of Cleveland requires the Company to maintain certain average reserve balances. The reserves requirement was reduced to zero as of December 31, 2022, and 2021.

Loans

Federal law prevents the Company from borrowing from the Bank unless specific obligations secure the loans. Further, such a secured loan is limited to 10% of the Bank’s common stock and capital surplus.

Dividends

MBC is subject to dividend restrictions that generally limit the amount of dividends that an Ohio state-chartered bank can pay. Under the Ohio Banking Code, cash dividends may not exceed net profits as defined for that year combined with retained net profits for the two preceding years less any required transfers to surplus. Under this formula, the amount available for payment of dividends for 2023 approximates $7.0 million, plus 2023 profits retained up to the dividend declaration date.